Organization and Operations	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Notes to Financial Statements
Note 1. Organization and Operations

Finishing Touches Home Goods Inc.

Finishing Touches Home Goods Inc. (the “Company”), was incorporated under the laws of the State of Nevada on December 8, 2009.  The Company provides consulting services, installation, and sales of accessibility and safety products for residential and commercial buildings that require access by handicapped individuals or individuals with limited joint mobility.

Formation and Sale of Finishing Touches Home Goods (Canada) Inc.

On May 5, 2010, the Company formed a wholly owned subsidiary, Finishing Touches Home Goods Inc., an Ontario, Canada Corporation (“FTHG Canada”).  FTHG Canada uses the U.S. Dollar as its reporting currency as well as its functional currency.  However, from time to time FTHG Canada incurs certain expenses in Canadian Dollars.

On June 14, 2012, the Company discontinued its operation in Canada and sold its 100% ownership in FTHG Canada for cash payment of $1 as consideration.

Change in Control

Pursuant to the terms of the Affiliate Stock Purchase Agreements (“Stock Purchase Agreements”) dated January 27, 2012 between Mr. Nikolay Koval, Mrs. Ravilya Islyntieva and Mr. Mark K. Hunter, Mr. Hunter purchased a combined total of 6,000,000 shares of the Company’s common stock from Mr. Koval and Mrs. Islyntieva, both former stockholders and officers of the Company, for aggregate cash consideration of $30,000. As a result of the transaction, Mr. Hunter became the Company’s largest stockholder with approximately 66.67% of the total issued and outstanding shares of stock.

Effective January 27, 2012, Mr. Koval resigned as President and Chief Executive Officer of the Company and Ms. Islyntieva resigned as Treasurer and Chief Financial Officer of the Company.  Mr. Hunter was appointed as CEO, CFO, President, Secretary, Treasurer and Director of the Company.

Formation of Endeavour Principle Capital Limited

On January 13, 2012, Mr. Hunter formed a private limited company Endeavour Principle Capital Limited, a UK corporation, (“Endeavour”) in the United Kingdom on behalf of the Company and later transferred the 100% ownership to the Company at no charge.

Finishing Touches Home Goods Inc.

Finishing Touches Home Goods Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 8, 2009.  The Company provides consulting services, installation, and sales of accessibility and safety products for residential and commercial buildings that require access by handicapped individuals or individuals with limited joint mobility.  All of the Company’s operations are carried out via third party independent contractors in the Russian Federation (“Russia”) in U.S. Dollars.

Formation of Finishing Touches Home Goods (Canada) Inc.

On May 5, 2010, the Company formed a wholly owned subsidiary, Finishing Touches Home Goods Inc., an Ontario, Canada Corporation (“FTHG Canada”).  FTHG Canada uses the U.S. Dollar as its reporting currency as well as its functional currency, however from time to time, FTHG Canada, incurs certain expenses in Canadian Dollars.